Dec. 10, 2021
WCM Focused International Opportunities Fund

 WCM Focused International Opportunities Fund

Investor Class Shares – WCFOX

Institutional Class Shares – WCMOX

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated December 10, 2021, to the

Prospectus dated September 1, 2021, as amended.

Effective immediately, all references in the Fund’s Prospectus to the range of market capitalizations of companies included in the MSCI ACWI Ex USA SMID Cap Index are replaced with the following:

As of November 30, 2021, the market capitalizations of companies included in the MSCI ACWI Ex USA SMID Cap Index were between $10.67 million and $36.83 billion.

Please retain this Supplement with your records.